Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Effective Income Tax Rate Reconciliation [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	(5.60%)	(1.90%)	(1.70%)
Change of valuation allowance	(27.20%)	(23.30%)	(24.20%)
Non-deductible expenses-permanent difference	(0.50%)	(0.20%)	(0.20%)
Effective tax rate	(8.30%)	(0.40%)	(1.20%)